CONTRACT LIABILITY (ADVANCES FROM CUSTOMERS) (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amount	R$ 13,374,703	R$ 13,769,589
Contract By Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Jun. 28, 2024
Amount	R$ 255,000
Volume	6,5 millions tons
Term	4 years
Contract By Subsidiaries 1 [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Sep. 25, 2024
Amount	R$ 450,000
Volume	9,7 millions tons
Term	4 years
Contract By Subsidiaries 2 [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Sep. 27, 2024
Amount	R$ 300,000
Volume	7,2 millions tons
Term	4 years
Contract By Subsidiaries 3 [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Dec. 17, 2024
Amount	R$ 355,000
Volume	8,1 millions tons
Term	5 years
Contract By Subsidiaries 4 [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Jun. 30, 2025
Amount	R$ 241,000
Volume	5,9 millions tons
Term	4 years
Contract By Subsidiaries 5 [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Aug. 29, 2025
Amount	R$ 300,000
Volume	7,2 millions tons
Term	4 years
Agreements By Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Nov. 03, 2025
Amount	R$ 367,000
Volume	7,9 millions tons
Term	4 years
Agreements By Subsidiaries 1 [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Dec. 03, 2025
Amount	R$ 405,000
Volume	9,7 millions tons
Term	3 years
Agreements By Subsidiaries 2 [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Dec. 03, 2025
Amount	R$ 150,000
Volume	3,2 millions tons
Term	4 years
Agreements By Subsidiaries 3 [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Dec. 03, 2025
Amount	R$ 158,000
Volume	3,8 millions tons
Term	4 years
Agreements By Subsidiaries 4 [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Dec. 03, 2025
Amount	R$ 300,000
Volume	7,2 millions tons
Term	5 years
Agreements By Subsidiaries 5 [Member]
IfrsStatementLineItems [Line Items]
Transaction date	Dec. 26, 2025
Amount	R$ 241,000
Volume	5,9 millions tons
Term	4 years